Employee Benefits Provisions	12 Months Ended
Jun. 30, 2025
Employee Benefits Provisions [Abstract]
Employee benefits provisions

Note 22. Employee benefits provisions

	Consolidated
	30 June 2025	30 June 2024
	$	$
Current liabilities
Provision for Annual leave	84,694	98,368

Non-current liabilities
Long service leave	24,992	20,018
	109,686	118,386

Amounts not expected to be settled within the next 12 months

The current provision for employee benefits includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances. The entire amount is presented as current, since the Consolidated Entity does not have an unconditional right to defer settlement. However, based on past experience, the Consolidated Entity does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

Employee entitlements:

Annual leave

	Consolidated
	30 June 2025	30 June 2024
	$	$
Opening Balance	98,368	77,780
Annual leave taken	(20,504)	(26,416)
Additional provisions raised	6,830	47,004
Closing balance	84,694	98,368

Long Service leave

	Consolidated
	30 June 2025	30 June 2024
	$	$

Opening balance	20,018	-
Long service leave taken during the period	(4,496)	-
Additional provisions raised	9,470	20,018
Closing balance	24,992	20,018